Held for Sale and Discontinued Operations - Summary of Reconciliation of Financial Instruments (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Jan. 01, 2023	Jan. 01, 2022
Financial assets:
IAS 39 amount		€ 272,217	€ 428,281
IFRS 9 amount		269,102	427,967
Financial liabilities:
IAS 39 amount		86,668	126,030
IFRS 9 amount		€ 84,730	€ 121,046
Discontinued operations [member]
Financial assets:
IAS 39 amount	€ 86,169
Reclassification	103
IFRS 9 amount	84,336
Financial liabilities:
IAS 39 amount	(29,704)
Reclassification	1,131
IFRS 9 amount	(28,573)
Discontinued operations [member] | Remeasurement - ECL [member]
Financial assets:
Remeasurement	(82)
Financial liabilities:
Remeasurement	0
Discontinued operations [member] | Remeasurement - Other [member]
Financial assets:
Remeasurement	(1,853)
Financial liabilities:
Remeasurement	€ 0
Discontinued operations [member] | Investment contracts [member] | AC [member]
Financial liabilities:
IAS 39 category	AC
IAS 39 amount	€ (12,179)
Reclassification	€ 0
IFRS 9 category	AC
IFRS 9 amount	€ (12,179)
Discontinued operations [member] | Investment contracts [member] | FVPL (designated) [member]
Financial liabilities:
IAS 39 category	FVPL
IAS 39 amount	€ (1,396)
Reclassification	€ 0
IFRS 9 category	FVPL (designated)
IFRS 9 amount	€ (1,396)
Discontinued operations [member] | Investment contracts [member] | Remeasurement - ECL [member] | AC [member]
Financial liabilities:
Remeasurement	0
Discontinued operations [member] | Investment contracts [member] | Remeasurement - ECL [member] | FVPL (designated) [member]
Financial liabilities:
Remeasurement	0
Discontinued operations [member] | Investment contracts [member] | Remeasurement - Other [member] | AC [member]
Financial liabilities:
Remeasurement	0
Discontinued operations [member] | Investment contracts [member] | Remeasurement - Other [member] | FVPL (designated) [member]
Financial liabilities:
Remeasurement	€ 0
Discontinued operations [member] | Long-term borrowings and group loans [member] | AC [member]
Financial liabilities:
IAS 39 category	AC
IAS 39 amount	€ (5,227)
Reclassification	€ 0
IFRS 9 category	AC
IFRS 9 amount	€ (5,227)
Discontinued operations [member] | Long-term borrowings and group loans [member] | Remeasurement - ECL [member] | AC [member]
Financial liabilities:
Remeasurement	0
Discontinued operations [member] | Long-term borrowings and group loans [member] | Remeasurement - Other [member] | AC [member]
Financial liabilities:
Remeasurement	€ 0
Discontinued operations [member] | Derivatives [member] | FVPL (mandatorily) [member]
Financial liabilities:
IAS 39 category	FVPL
IAS 39 amount	€ (9,239)
Reclassification	€ 753
IFRS 9 category	FVPL (mandatorily)
IFRS 9 amount	€ (8,486)
Discontinued operations [member] | Derivatives [member] | Remeasurement - ECL [member] | FVPL (mandatorily) [member]
Financial liabilities:
Remeasurement	0
Discontinued operations [member] | Derivatives [member] | Remeasurement - Other [member] | FVPL (mandatorily) [member]
Financial liabilities:
Remeasurement	€ 0
Discontinued operations [member] | Other liabilities [member] | AC [member]
Financial liabilities:
IAS 39 category	AC
IAS 39 amount	€ (1,663)
Reclassification	€ 378
IFRS 9 category	AC
IFRS 9 amount	€ (1,285)
Discontinued operations [member] | Other liabilities [member] | Remeasurement - ECL [member] | AC [member]
Financial liabilities:
Remeasurement	0
Discontinued operations [member] | Other liabilities [member] | Remeasurement - Other [member] | AC [member]
Financial liabilities:
Remeasurement	€ 0
Discontinued operations [member] | Shares [member] | FVOCI (designated) [member]
Financial assets:
IAS 39 category	AFS
IAS 39 amount	€ 21
Reclassification	€ (21)
IFRS 9 category	FVOCI (designated)
IFRS 9 amount	€ 0
Discontinued operations [member] | Shares [member] | FVPL (designated) [member]
Financial assets:
IAS 39 category	FVPL
IAS 39 amount	€ 8,256
Reclassification	€ 37
IFRS 9 category	FVPL (designated)
IFRS 9 amount	€ 8,293
Discontinued operations [member] | Shares [member] | Remeasurement - ECL [member] | FVOCI (designated) [member]
Financial assets:
Remeasurement	0
Discontinued operations [member] | Shares [member] | Remeasurement - ECL [member] | FVPL (designated) [member]
Financial assets:
Remeasurement	0
Discontinued operations [member] | Shares [member] | Remeasurement - Other [member] | FVOCI (designated) [member]
Financial assets:
Remeasurement	0
Discontinued operations [member] | Shares [member] | Remeasurement - Other [member] | FVPL (designated) [member]
Financial assets:
Remeasurement	€ 0
Discontinued operations [member] | Debt securities [member] | FVOCI [member]
Financial assets:
IAS 39 category	AFS
IAS 39 amount	€ 14,109
Reclassification	€ (12,225)
IFRS 9 category	FVOCI
IFRS 9 amount	€ 1,884
Discontinued operations [member] | Debt securities [member] | FVPL (designated) [member]
Financial assets:
IAS 39 category	FVPL
IAS 39 amount	€ 9,609
Reclassification	€ 12,209
IFRS 9 category	FVPL (designated)
IFRS 9 amount	€ 21,819
Discontinued operations [member] | Debt securities [member] | Remeasurement - ECL [member] | FVOCI [member]
Financial assets:
Remeasurement	0
Discontinued operations [member] | Debt securities [member] | Remeasurement - ECL [member] | FVPL (designated) [member]
Financial assets:
Remeasurement	0
Discontinued operations [member] | Debt securities [member] | Remeasurement - Other [member] | FVOCI [member]
Financial assets:
Remeasurement	0
Discontinued operations [member] | Debt securities [member] | Remeasurement - Other [member] | FVPL (designated) [member]
Financial assets:
Remeasurement	€ 0
Discontinued operations [member] | Loans [member] | FVPL (designated) [member]
Financial assets:
IAS 39 category	FVPL
IAS 39 amount	€ 0
Reclassification	€ 20,918
IFRS 9 category	FVPL (designated)
IFRS 9 amount	€ 18,175
Discontinued operations [member] | Loans [member] | AC [member]
Financial assets:
IAS 39 category	L&R
IAS 39 amount	€ 35,916
Reclassification	€ (20,004)
IFRS 9 category	AC
IFRS 9 amount	€ 15,888
Discontinued operations [member] | Loans [member] | Remeasurement - ECL [member] | FVPL (designated) [member]
Financial assets:
Remeasurement	0
Discontinued operations [member] | Loans [member] | Remeasurement - ECL [member] | AC [member]
Financial assets:
Remeasurement	(82)
Discontinued operations [member] | Loans [member] | Remeasurement - Other [member] | FVPL (designated) [member]
Financial assets:
Remeasurement	(1,892)
Discontinued operations [member] | Loans [member] | Remeasurement - Other [member] | AC [member]
Financial assets:
Remeasurement	€ 58
Discontinued operations [member] | Deposits with financial institutions [member] | AC [member]
Financial assets:
IAS 39 category	L&R
IAS 39 amount	€ 1,527
Reclassification	€ 0
IFRS 9 category	AC
IFRS 9 amount	€ 1,527
Discontinued operations [member] | Deposits with financial institutions [member] | Remeasurement - ECL [member] | AC [member]
Financial assets:
Remeasurement	0
Discontinued operations [member] | Deposits with financial institutions [member] | Remeasurement - Other [member] | AC [member]
Financial assets:
Remeasurement	€ 0
Discontinued operations [member] | Unconsolidated Investment Funds [member] | FVPL (designated) [member]
Financial assets:
IAS 39 category	FVPL
IAS 39 amount	€ 631
Reclassification	€ 0
IFRS 9 category	FVPL (designated)
IFRS 9 amount	€ 631
Discontinued operations [member] | Unconsolidated Investment Funds [member] | Remeasurement - ECL [member] | FVPL (designated) [member]
Financial assets:
Remeasurement	0
Discontinued operations [member] | Unconsolidated Investment Funds [member] | Remeasurement - Other [member] | FVPL (designated) [member]
Financial assets:
Remeasurement	€ 0
Discontinued operations [member] | Other investments [member] | FVOCI [member]
Financial assets:
IAS 39 category	AFS
IAS 39 amount	€ 13
Reclassification	€ (13)
IFRS 9 category	FVOCI
IFRS 9 amount	€ 0
Discontinued operations [member] | Other investments [member] | FVPL (designated) [member]
Financial assets:
IAS 39 category	FVPL
IAS 39 amount	€ 3,464
Reclassification	€ (64)
IFRS 9 category	FVPL (designated)
IFRS 9 amount	€ 3,400
Discontinued operations [member] | Other investments [member] | Remeasurement - ECL [member] | FVOCI [member]
Financial assets:
Remeasurement	0
Discontinued operations [member] | Other investments [member] | Remeasurement - ECL [member] | FVPL (designated) [member]
Financial assets:
Remeasurement	0
Discontinued operations [member] | Other investments [member] | Remeasurement - Other [member] | FVOCI [member]
Financial assets:
Remeasurement	0
Discontinued operations [member] | Other investments [member] | Remeasurement - Other [member] | FVPL (designated) [member]
Financial assets:
Remeasurement	€ 0
Discontinued operations [member] | Cash and cash equivalents [member] | AC [member]
Financial assets:
IAS 39 category	L&R
IAS 39 amount	€ 3,557
Reclassification	€ 0
IFRS 9 category	AC
IFRS 9 amount	€ 3,557
Discontinued operations [member] | Cash and cash equivalents [member] | Remeasurement - ECL [member] | AC [member]
Financial assets:
Remeasurement	0
Discontinued operations [member] | Cash and cash equivalents [member] | Remeasurement - Other [member] | AC [member]
Financial assets:
Remeasurement	€ 0
Discontinued operations [member] | Other financial assets and receivables [member] | AC [member]
Financial assets:
IAS 39 category	L&R
IAS 39 amount	€ 1,520
Reclassification	€ 114
IFRS 9 category	AC
IFRS 9 amount	€ 1,634
Discontinued operations [member] | Other financial assets and receivables [member] | Remeasurement - ECL [member] | AC [member]
Financial assets:
Remeasurement	0
Discontinued operations [member] | Other financial assets and receivables [member] | Remeasurement - Other [member] | AC [member]
Financial assets:
Remeasurement	€ 0
Discontinued operations [member] | Derivatives [member] | FVPL (mandatorily) [member]
Financial assets:
IAS 39 category	FVPL
IAS 39 amount	€ 8,395
Reclassification	€ 0
IFRS 9 category	FVPL (mandatorily)
IFRS 9 amount	€ 8,395
Discontinued operations [member] | Derivatives [member] | Remeasurement - ECL [member] | FVPL (mandatorily) [member]
Financial assets:
Remeasurement	0
Discontinued operations [member] | Derivatives [member] | Remeasurement - Other [member] | FVPL (mandatorily) [member]
Financial assets:
Remeasurement	€ 0